DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Net cash (used in) provided by operating activities of discontinued operations	$ 6,861	$ (176,487)	$ 68,599
Net cash provided by investing activities of discontinued operations	0	331,936	0
Net cash used in financing activities of discontinued operations	$ (7,591)	$ (405,253)	$ (45,551)